FLEXIBLE PREMIUM VARIABLE ANNUITY – O

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated August 4, 2009

to the

Prospectus dated May 1, 2009

The following hereby amends, and to the extent inconsistent, replaces the Designated Investment Choices for the Retirement Income Choice Rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Fixed Account

The following hereby amends, and to the extent inconsistent, replaces the Designated Investment Choices for the Retirement Income Choice with Double Withdrawal Base Benefit Rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Fixed Account

The following hereby amends, and to the extent inconsistent, replaces the paragraph Designated Investment Choices for the Retirement Income Choice 1.2 Rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Fixed Account

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – I dated May 1, 2009